Principal accounting policies - Revenue Recognition and cost of revenues - Effect of the adoption of ASC 606 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 160,017	$ 125,258	$ 95,357
Cost of revenues	(120,897)	(95,733)	(61,048)
Gross profit	39,120	29,525	34,309
Loss before income tax expense	(31,956)	(24,071)	(27,108)
Income tax expense	(655)	(548)	(222)
Net loss	$ (32,611)	$ (24,619)	$ (27,330)
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)	$ (2.15)	$ (2.26)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)	$ (2.15)	$ (2.26)
Without adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues		$ 125,258	$ 95,357
ASU 2014-09 | Without adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 162,671
Cost of revenues	(123,551)
Gross profit	39,120
Loss before income tax expense	(31,956)
Income tax expense	(655)
Net loss	$ (32,611)
Basic net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	$ (1.23)
ASU 2014-09 | Effect of change Higher/(Lower)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ (2,654)
Cost of revenues	$ (2,654)